Business Developments [Text Block] (Tables)	12 Months Ended
Mar. 31, 2021
MUFG Bank's Acquisition of Shares in Bank Danamon in Indonesia [Member]
Business Developments [Line Items]
Estimated Fair Values of Assets Acquired and Liabilities Assumed [Table Text Block]
The following table summarizes the estimated fair values of the assets acquired and liabilities assumed of Danamon and its subsidiaries as of the acquisition date:

(in millions)
Loans	¥1,086,638
Intangible assets (1)	146,899
Total assets	1,728,480
Deposits—Total deposits	915,075
Total liabilities	1,242,115

Note:
(1)	Intangible assets with a weighted average amortization period of 13.2 years primarily include ¥79,552 million of relationships with agents with a weighted average amortization period of 13.1 years and ¥44,140 million of core deposit intangibles with a weighted average amortization period of 10.1 years.

MUFG Bank's Acquisition of DVB Bank SE's Aviation Finance Division [Member]
Business Developments [Line Items]
Pro Forma Statements of Income (Unaudited) [Table Text Block]	The following table summarizes the estimated fair values of the assets acquired and liabilities as of the acquisition date:

(in millions)
Loans	¥515,933
Total assets	522,797
Total liabilities	138